CREDIT LOSSES (Tables)	12 Months Ended
Sep. 30, 2025
Credit Loss [Abstract]
Schedule of Accounts Receivable, Allowance for Credit Losses
The following table provides a roll-forward of the allowance for credit losses that is deducted from gross accounts receivable to present the net amount expected to be collected:

Beginning Balance, September 30, 2023	$6,279
Provision for expected credit losses	188
Amounts written off charged against the allowance	(525)
Other, primarily foreign currency translation	281
Ending Balance, September 30, 2024	$6,223
Recovery for expected credit losses	(473)
Amounts written off charged against the allowance	(888)
Other, primarily foreign currency translation	779
Ending Balance, September 30, 2025	$5,641